Share-based Compensation - Share options, additional information (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2020 USD ($) $ / shares
Share Options
Share Options
Weighted-average grant date fair value of options granted (US$ per share)	$ 0.12	$ 0.20	$ 0.48
Unrecognized share-based compensation for options	$ 6.7			$ 1.0
Remaining weighted-average period for recognition	3 years
Ordinary Shares
Share Options
Closing stock price (US$ per share)				$ 0.15
ADS
Share Options
Closing stock price (US$ per share)				$ 1.20